Debt Debt (Tables)	12 Months Ended
Sep. 27, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
At the end of fiscal 2013 and 2012, debt was comprised of:

(Dollars in Millions)	2013	2012
Current maturities of long-term debt:
1.88% senior notes due June 2013	$—	$500
Other	11	9
Total	11	509
Long-term debt:
Commercial paper program	—	210
1.35% senior notes due May 2015	600	600
2.80% senior notes due June 2015	400	400
6.00% senior notes due October 2017	1,150	1,150
4.20% senior notes due June 2020	600	600
3.20% senior notes due June 2022	650	650
2.95% senior notes due June 2023	750	—
6.55% senior notes due October 2037	850	850
Other	18	71
Total	5,018	4,531
Total debt	$5,029	$5,040

Schedule of Maturities of Long-term Debt
The aggregate amounts of debt maturing during the next five fiscal years and thereafter are as follows:

(Dollars in Millions)
Fiscal 2014	$11
Fiscal 2015	1,006
Fiscal 2016	6
Fiscal 2017	7
Fiscal 2018	1,152
Thereafter	2,847